BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

Terex is a global manufacturer of lifting and material processing products and services that deliver lifecycle solutions to maximize customer return on investment. The Company delivers lifecycle solutions to a broad range of industries, including the construction, infrastructure, manufacturing, shipping, transportation, refining, energy, utility, quarrying and mining industries. Historically, the Company operated in five reportable segments: (i) AWP; (ii) Cranes; (iii) MHPS; (iv) MP; and (v) Construction.

Subsequent to the reorganization discussed in Note B - “Basis of Presentation”, the Company now operates in three reportable segments: (i) AWP; (ii) Cranes; and (iii) MP.

The AWP segment designs, manufactures, services and markets aerial work platform equipment, telehandlers and light towers. Customers use these products to construct and maintain industrial, commercial and residential buildings and facilities and for other commercial operations, as well as in a wide range of infrastructure projects.

The Cranes segment designs, manufactures, services, refurbishes and markets a wide variety of cranes, including mobile telescopic cranes, lattice boom crawler cranes, tower cranes, and utility equipment, as well as their related components and replacement parts. Customers use these products primarily for construction, repair and maintenance of commercial buildings, manufacturing facilities, construction and maintenance of utility and telecommunication lines, tree trimming and certain construction and foundation drilling applications and a wide range of infrastructure projects.

The MP segment designs, manufactures and markets materials processing and specialty equipment, including crushers, washing systems, screens, apron feeders, material handlers, wood processing, biomass and recycling equipment, concrete mixer trucks and concrete pavers, and their related components and replacement parts. Customers use these products in construction, infrastructure and recycling projects, in various quarrying and mining applications, as well as in landscaping and biomass production industries, material handling applications, and in building roads and bridges.

The Company assists customers in their rental, leasing and acquisition of its products through Terex Financial Services (“TFS”). TFS uses its equipment financing experience to provide financing solutions to customers who purchase the Company’s equipment. TFS is included in the Corporate and Other category.

None of our customers individually accounted for more than 10% of consolidated net sales in 2016.  The results of businesses acquired are included from the dates of their respective acquisitions.

Included in Corporate and Other / Eliminations are the eliminations among the three segments, various construction product lines and on-book financing activities of TFS, as well as general and corporate items. Business segment information is presented below (in millions):

	Year Ended December 31,
	2016	2015	2014
Net Sales
AWP	$1,977.8	$2,246.0	$2,403.0
Cranes	1,274.5	1,566.5	1,656.9
MP	944.5	940.1	938.9
Corporate and Other / Eliminations	246.3	269.1	485.2
Total	$4,443.1	$5,021.7	$5,484.0
Income (loss) from Operations
AWP	$177.4	$270.2	$304.9
Cranes	(321.7)	56.3	83.8
MP	86.3	68.6	65.6
Corporate and Other / Eliminations	(89.8)	(71.4)	(54.3)
Total	$(147.8)	$323.7	$400.0
Depreciation and Amortization
AWP	$19.9	$15.3	$12.1
Cranes	21.5	21.0	28.3
MP	6.9	6.9	7.7
Corporate	26.0	33.4	51.0
Total	$74.3	$76.6	$99.1
Capital Expenditures
AWP	$17.1	$38.0	$28.6
Cranes	13.2	13.8	14.0
MP	7.5	20.7	5.8
Corporate	20.3	9.0	9.9
Total	$58.1	$81.5	$58.3

Sales between segments are generally priced to recover costs plus a reasonable markup for profit, which is eliminated in consolidation.

	December 31,
	2016	2015
Identifiable Assets
AWP	$1,659.8	$1,701.2
Cranes	1,618.0	1,822.3
MP	1,104.9	1,073.4
Corporate and Other / Eliminations	(1,280.1)	(891.0)
Assets held for sale	1,904.2	1,910.1
Total	$5,006.8	$5,616.0

Geographic Net Sales information is presented below (in millions):

	Year Ended December 31,
	2016	2015	2014
Net Sales
United States	$2,131.4	$2,420.1	$2,552.7
United Kingdom	333.2	402.3	346.2
Germany	237.1	243.7	310.6
Other European countries	726.7	714.3	848.3
All other	1,014.7	1,241.3	1,426.2
Total	$4,443.1	$5,021.7	$5,484.0

	December 31,
	2016	2015
Long-lived Assets
United States	$181.1	$203.8
United Kingdom	34.9	41.2
Germany	32.4	64.0
Other European countries	14.8	17.5
All other	41.4	45.4
Total	$304.6	$371.9

The Company attributes sales to unaffiliated customers in different geographical areas based on the location of the customer.  Long-lived assets consist of net fixed assets, which can be attributed to the specific geographic regions.